Investments, at Fair Value - Alternative Investments (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	$ 363,332	$ 385,851	$ 524,927
Unfunded Commitments	58,245	61,135	69,093
Venture Capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	160,738	165,933	209,912
Unfunded Commitments	2,860	2,810	3,035
Private Equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	142,378	145,073	199,280
Unfunded Commitments	45,657	47,218	55,269
Hedge Funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	13,954	24,935	51,974
Unfunded Commitments	337	337	358
Redeemable investments	5,900	16,400
Natural Resources
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	27,829	27,756	31,736
Unfunded Commitments	4,556	5,240	4,994
Private Real Estate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	10,394	10,391	15,757
Unfunded Commitments	4,325	4,800	4,802
Other
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying Value	8,039	11,763	16,268
Unfunded Commitments	$ 510	$ 730	$ 635